Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Product revenues	$ 1,849	$ 2,938
Licensing revenues	365
Total net revenues	2,214	2,938
Cost of goods sold	1,346	1,816
Gross margin	868	1,122
Operating expenses:
Research and development	451	362
Depreciation and amortization	91	129
Selling, general and administrative	2,636	2,520
Total operating expenses	3,178	3,011
Loss from operations	(2,310)	(1,889)
Interest income	4	1
Interest expense	(12)	(15)
Amortization of debt issuance costs	(40)	(50)
Other income (expense)	(2)	20
Net loss	$ (2,360)	$ (1,933)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.93)
Weighted average common shares outstanding, basic and diluted	8,644,962	2,087,068